Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross	$ 2,281,283	$ 1,806,568
Accumulated depreciation	(1,312,573)	(1,186,071)
Property, plant, and equipment, net	968,710	620,497
Previously Reported [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross		1,806,568	$ 1,811,601
Accumulated depreciation		(1,186,071)	(1,024,058)
Property, plant, and equipment, net		620,497	787,543
Computer equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross	129,092	123,812
Computer equipment [Member] | Previously Reported [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross		123,812	127,623
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross	88,335	88,335
Furniture and fixtures [Member] | Previously Reported [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross		88,335	88,335
Software [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross	150,757	150,757
Software [Member] | Previously Reported [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross		150,757	150,757
Construction in process [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross	844,228	374,792
Construction in process [Member] | Previously Reported [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross		374,793	577,644
Equipment and machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross	261,949	261,949
Equipment and machinery [Member] | Previously Reported [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross		261,949	270,344
Drone and landing pads [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross	729,408	729,409
Drone and landing pads [Member] | Previously Reported [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross		729,408	519,384
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross	$ 77,514	77,514
Leasehold improvements [Member] | Previously Reported [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross		$ 77,514	$ 77,514